Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 term_loan	Jun. 30, 2017	Jun. 30, 2017 credit_facility	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding						3.14%		3.03%
Foreign exchange losses	$ 15,825	$ 525	$ 19,393	$ 10,643
Number of loan facilities					7		2
Aggregate annual long-term debt principal repayments, remainder of 2016	92,400		92,400
Aggregate annual long-term debt principal repayments, 2017	627,300		627,300
Aggregate annual long-term debt principal repayments, 2018	88,500		88,500
Aggregate annual long-term debt principal repayments, 2019	340,200		340,200
Aggregate annual long-term debt principal repayments, 2020	335,300		335,300
Aggregate annual long-term debt principal repayments, thereafter	350,200		350,200
Long-term debt	1,824,012		1,824,012					$ 1,791,226
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	108,200		108,200					$ 117,000
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance						115.00%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance						222.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of loan facilities | credit_facility							2
Long-term debt	$ 99,500		$ 99,500
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance						110.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance						135.00%